UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21321
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Pioneer Municipal High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 1, 2016 to June 30, 2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Trust

By (Signature and Title)

        /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 15, 2017

===================== Pioneer Municipal High Income Trust ======================

PUERTO RICO COMWLTH REF-PUB IMPT

Ticker:                      Security ID:  74514LE86
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      For          Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

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ST JOHNS COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY

Ticker:                      Security ID:  79039NBA5
Meeting Date: AUG 17, 2016   Meeting Type: Written Consent
Record Date:  JUN 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management

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ST JOHNS COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY

Ticker:                      Security ID:  79039NBB3
Meeting Date: AUG 17, 2016   Meeting Type: Written Consent
Record Date:  JUN 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management

========== END NPX REPORT